Impairment Charges on Financial Assets - Summary of Impairment Charges (Reversals) on Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 71,815	¥ 105,062
Loans and advances [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	80,234	114,194
Loan commitments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(16,153)	(6,494)
Financial guarantees [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	(4,091)	¥ (2,638)
Investment securities [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges on financial assets	¥ 11,825